TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2012	2011
Deferred tax assets:

Net operating loss carry forward	$854,678	$127,196
Temporary differences	247,722	13,755

Deferred tax assets before valuation allowance	1,102,400	140,951
Valuation allowance	(1,102,400)	(140,951)

Net deferred tax asset	$-	$-

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Loss before taxes on income consists of the following:

	Year ended December 31, 2012	Period from August 11, 2011 (inception date) to December 31, 2011

Domestic	$2,987,718	$259,957
Foreign	2,698,855	125,392

	$5,686,573	$385,349